UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21819
PNC Long-Short TEDI Fund LLC

(Exact name of registrant as specified in charter)
Two Hopkins Plaza
Baltimore, MD 21201

(Address of principal executive offices) (Zip code)
John M. Loder, Esq.
Ropes & Gray LLP
Prudential Tower
800 Bolyston Street
Boston, Massachusetts 02199-3600

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-239-0418
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
PNC Long-Short TEDI Fund LLC
Schedule of Investments (Unaudited)
December 31, 2010
PNC Long-Short TEDI Fund LLC, (the “Fund”), is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified, investment management company. The Fund’s interests are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale. The Fund was formed on August 4, 2005 with operations commencing on July 1, 2006.
The Fund is designed for investment by tax-exempt investors, including 401(k) plans and individual retirement accounts and invests substantially all of its investable assets in the PNC Long-Short Master Fund LLC (the “Master Fund”) through a sole purpose intermediate entity, the PNC Long-Short Cayman Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company with the same investment objectives as the Fund and Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets. As the Fund controls substantially all of the operations of the Offshore Fund, the Fund’s schedule of investments is the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.
As of December 31, 2010, the Fund owned 8.18% of the Master Fund. The Fund’s investment in the Master Fund represents substantially all of the Fund’s assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is disclosed below.
The schedule of investments of the Master Fund is as follows:

			% of
			Members’
Investment Funds*	Cost	Value	Capital

Event-Driven (a)
Camulos Partners, L.P.	$1,212,171	$207,780	1.14%
Castlerigg Partners, L.P.	130,207	105,786	0.58
Harbinger Class L Holdings (U.S.), LLC	22,000	51,902	0.28
Harbinger Class PE Holdings (U.S.) Trust	442,036	425,660	2.32
Owl Creek II, L.P.	250,864	250,958	1.37

Total Event-Driven	2,057,278	1,042,086	5.69
Fundamental Market Neutral
Level Global L.P.(b)	1,550,000	1,524,333	8.32

Total Fundamental Market Neutral	1,550,000	1,524,333	8.32
Long/Short — Highly Hedged
Harvest Small Cap Partners Qualified L.P.(b)	500,000	512,207	2.80

Total Long/Short — Highly Hedged	500,000	512,207	2.80
Long/Short — Long-Biased
Addison Clark Fund, L.P.	1,400,000	1,479,039	8.07
Broadway Gate Onshore Fund, L.P.	1,550,000	1,704,765	9.30
Clovis Capital Partners Institutional, L.P.	1,200,000	1,247,126	6.81
Criterion Horizons Fund L.P.	1,200,000	1,234,912	6.74
Firebird Global Fund II, L.P.	111,489	25,219	0.14
Henderson Asia Pacific Select ARF Ltd.	1,200,000	1,327,602	7.25

Total Long/Short — Long-Biased	6,661,489	7,018,663	38.31
See Notes to Schedule of Investments.

PNC Long-Short TEDI Fund LLC
Schedule of Investments (Continued) (Unaudited)
December 31, 2010

			% of
			Members’
Investment Funds (continued)*	Cost	Value	Capital

Long/Short — Variable Exposure
Cobalt Partners II, L.P.	$1,350,000	$1,426,567	7.79%
Highbridge Long Short Equity Fund L.P.	1,500,000	1,626,340	8.88
Ivory Flagship Fund, L.P.	1,250,000	1,295,028	7.07
Kylin Fund, L.P.	1,700,000	1,759,023	9.60

Total Long/Short — Variable Exposure	5,800,000	6,106,958	33.34

Total Investment Funds	16,568,767	16,204,247	88.46

Registered Investment Company
PNC Advantage Institutional Money Market Fund Institutional Shares, 0.05% (c)	231,203	231,203	1.26

Total Investments	$16,799,970	$16,435,450	89.72%

*	All Investment Funds are non-income producing. See Note 4 for additional information on liquidity of Investment Funds.

(a)	The name of the investment strategy changed from Event Hedged Equity to Event-Driven effective December 31, 2010.

(b)	Fund investment fully or partially segregated to cover tender offers.

(c)	Rate shown is the 7-day effective yield as of December 31, 2010.
As of December 31, 2010, the fair value of the PNC Long-Short Master Fund LLC’s (the “Master Fund”) investments by country as a percentage of Members’ capital is as follows:

Country	Cost	Value
United States — 89.72%	$16,799,970	$16,435,450
The aggregate cost of investments for tax purposes is expected to be similar to book cost of $16,799,970. Net unrealized depreciation on investments for tax purposes was $364,520 consisting of $792,604 of gross unrealized appreciation and $1,157,124 of gross unrealized depreciation.
The investments in Investment Funds shown above, representing 88.46% of Members’ capital, have been fair valued in accordance with procedures established by the Board of Directors.
See Notes to Schedule of Investments.

PNC Long-Short TEDI Fund LLC
Notes to Schedule of Investments (Unaudited)
December 31, 2010
1. Fund Organization
The Master Fund is a limited liability company organized under the laws of the state of Delaware and registered under the 1940 Act as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $47,654,658 (comprised of $46,831,482 of fund investments, $727,501 of cash, and $95,675 of receivable from fund investments sold) from PNC Long-Short Fund LLC on July 1, 2006. Unrealized appreciation on the fund investments of $12,294,453 was included in the transfer. The Master Fund is a “master” fund within a “master-feeder” structure. Within this structure, one or more feeder funds (the “Members”) invest all or substantially all of their investable assets in a master fund. The feeder funds’ investment objectives are substantially the same as those of the Master Fund.
The Master Fund’s investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds (“Investment Funds”) managed by third-party investment managers which employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund’s total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies.
2. Investment Valuation
The Master Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund’s valuation policies and reported at the time of the Master Fund’s valuation. As a general matter, the fair value of the Master Fund’s interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund’s ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund’s interest in the Investment Fund, the Master Fund determines the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.
Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

PNC Long-Short TEDI Fund LLC
Notes to Schedule of Investments (Continued) (Unaudited)
December 31, 2010
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), authoritative guidance on fair value measurements and disclosures establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below.

• Level 1	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

• Level 2	Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency, the ability to redeem at net asset value at the measurement date and the existence or absence of certain restrictions at the measurement date. If the Master Fund has the ability to redeem from the investment at the measurement date or in the near-term (within one quarter of the measurement date) at net asset value, the investment is classified as a Level 2 fair value measurement. Alternatively, if the Master Fund will never have the ability to redeem at its option from the investment or is restricted from redeeming for an uncertain or extended period of time from the measurement date, the investment is classified as a Level 3 fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund’s investments are measured at December 31, 2010.

Investments by Investment Strategy	Level 1	Level 2	Level 3	Total

Investment Funds
Event-Driven	$—	$—	$1,042,086	$1,042,086
Fundamental Market Neutral	—	1,524,333	—	1,524,333
Long/Short — Highly Hedged	—	512,207	—	512,207
Long/Short — Long-Biased	—	3,809,640	3,209,023	7,018,663
Long/Short — Variable Exposure	—	2,921,368	3,185,590	6,106,958
Registered Investment Company	231,203	—	—	231,203

Total Investments by Investment Strategy	$231,203	$8,767,548	$7,436,699	$16,435,450

PNC Long-Short TEDI Fund LLC
Notes to Schedule of Investments (Continued) (Unaudited)
December 31, 2010
The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The net Level 3 transfers in/(out) noted below are due to changes in classification of the underlying Investment Funds between the measurement dates. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended December 31, 2010.
The following table summarizes the changes in fair value of the Master Fund’s Level 3 investments for the period ended December 31, 2010.

			Change in
			unrealized
	Balance as of	Realized gain /	appreciation /	Net purchases /	Net Level 3	Balance as of
Description	March 31, 2010	(loss)	depreciation	(sales)	transfers in/(out)	December 31, 2010

Credit	$542,739	$(334,897)	$134,971	$(135,033)	$(207,780)	$—
Event-Driven	3,392,591	501,358	(627,835)	(2,431,808)	207,780	1,042,086
International Hedged Equity	26,020	—	(801)	—	(25,219)	—
Long/Short - Long-Biased	—	—	154,765	1,550,000	1,504,258	3,209,023
Long/Short – Variable Exposure	—	—	138,062	3,100,000	(52,472)	3,185,590
U.S. Hedged Equity	2,324,789	(204,659)	150,528	(2,270,658)	—	—
U.S. Long/Short Equity	1,021,933	—	54,634	350,000	(1,426,567)	—

Total	$7,308,072	$(38,198)	$4,324	$162,501	$—	$7,436,699

			Long/Short -
		Long/Short -	Variable
	Event-Driven	Long-Biased	Exposure
Change in unrealized appreciation/depreciation included in earnings related to the securities still held at reporting date	$(492,864)	$233,003	$113,657
For the period ended December 31, 2010, there have been no significant changes to the Master Fund’s fair valuation methodologies. The Master Fund did not hold any investments with unfunded commitments on December 31, 2010.
3. Security Transactions
Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund.
4. Liquidity of Investment Funds
The following table summarizes the liquidity provisions related to the Master Fund’s investments in Investment Funds by investment strategy at December 31, 2010.

PNC Long-Short TEDI Fund LLC
Notes to Schedule of Investments (Continued) (Unaudited)
December 31, 2010

				Estimated
Investment Funds			Redemption	Remaining
by Investment Strategy	Fair Value	Redemption Period	Notice Period	Holding Period (2)

Event-Driven (A)
Restricted (1)	$1,042,086	N/A	N/A	Unknown
Fundamental Market Neutral (B)
Unrestricted	1,524,333	Quarterly	60 days	None
Long/Short — Highly Hedged (C)
Unrestricted	512,207	Quarterly	90 days	None
Long/Short — Long-Biased (D)
Restricted (1)	3,209,023	Quarterly	45-60 days	6-8 months
Unrestricted	3,809,640	Monthly - Quarterly	45-90 days	None
Long/Short — Variable Exposure (E)
Restricted (1)	3,185,590	Quarterly — Semi-Annually	60 days	6-12 months
Unrestricted	2,921,368	Quarterly	45 days	None

(1)	As of December 31, 2010, these Investment Funds have notified the Master Fund of certain restrictions on liquidity which may include side pocket investments, suspended redemptions, restrictions from redeeming for an extended period of time from the measurement date or other restrictions. Certain other Investment Funds have redemption terms which inhibit liquidity for a period greater than 90 days.

(2)	Represents remaining holding period of locked-up Investment Funds or estimated remaining restriction period for illiquid investments such as side pockets and suspended redemptions. For some illiquid investments, the remaining holding period is unknown and is either stated in the table or excluded from the range shown for other investments in the strategy.

(A)	In event-driven funds, Portfolio Managers use an approach that seeks to anticipate certain events, such as mergers or corporate restructurings. Such funds, which include risk-arbitrage vehicles and entities that buy distressed securities, typically employ medium-term holding periods and experience moderate volatility.

(B)	Fundamental market neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk. Portfolio Funds in this category are typically exposed, through their trading strategies, to the risks associated with conducting short sales, trading in options, swaps or futures, using leverage, using forward foreign currency contracts, purchasing when-issued or forward commitment securities and lending of portfolio securities to brokers, dealers and other financial institutions.

(C)	In long/short equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. A highly hedged strategy is where a manager is typically net long exposure to the market but in a tight range of about 20—30%.

(D)	In long/short equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. A long-biased approach tends to hold considerably more long positions than short positions.

(E)	In long/short equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers’ stock picking ability, on both the long and the short side, is a key to the success of these Portfolio Funds. A manager who runs a variable exposure is said to have the flexibility of being net long or short within a range of around plus/minus 25%, based on the manager’s opportunity set.
For more information on the Master Fund’s policy regarding other significant accounting policies, please refer to the Master Fund’s most recent semi-annual or annual financial reports.

PNC Long-Short TEDI Fund LLC
Notes to Schedule of Investments (Continued) (Unaudited)
December 31, 2010
5. Investment in Affiliated Registered Investment Company
Pursuant to Securities and Exchange Commission rules, the Master Fund may invest in affiliated money market funds offered by PNC Funds and PNC Advantage Funds, each an investment management company registered under the 1940 Act for which the Manager acts as investment adviser. The total net sales of PNC Advantage Institutional Money Market Fund for the nine-month period ended December 31, 2010 was $1,215,351.
6. Subsequent Events
Subsequent events have been evaluated through the date that the Schedule of Investments was issued. All subsequent events determined to be relevant and material to the Schedule of Investments have been appropriately recorded or disclosed.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Long-Short TEDI Fund LLC

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President
(Principal Executive Officer)

Date	February 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President
(Principal Executive Officer)

Date	February 22, 2011

By (Signature and Title)*	/s/ John Kernan

John Kernan, Treasurer
(Principal Financial Officer)

Date	February 22, 2011

*	Print the name and title of each signing officer under his or her signature.